Northern Lights Variable Trust

Power Income VIT Fund

Incorporated herein by reference is the definitive version of the supplement for Power Income VIT Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on January 10, 2017 (SEC Accession No. 0001580642-17-000153).